FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts	¥ 23,769	¥ 40,521
Long-term debts	72,037	49,208
Loans from Sinopec Group Company and fellow subsidiaries	17,042	52,915
Lease liabilities	187,598	192,872
Derivative financial liabilities	4,826	2,729
Trade accounts payable and bills payable	161,656	200,023
Trade accounts payable and bills payable	93,623	81,861
Financial liabilities with contractual maturities	560,551	620,129
Short-term debts, undiscounted cash flows	25,280	42,240
Long-term debts, undiscounted cash flows	80,562	62,955
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	17,978	54,508
Lease liabilities, undiscounted cash flows	329,083	367,711
Derivative financial liabilities, undiscounted cash flows	4,826	2,729
Trade accounts payable and bills payable, undiscounted cash flow	161,656	200,023
Other payables, undiscounted cash flow	93,623	81,861
Total contractual undiscounted cash flows	713,008	812,027
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	25,280	42,240
Long-term debts, undiscounted cash flows	1,339	952
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	5,512	43,623
Lease liabilities, undiscounted cash flows	15,957	16,488
Derivative financial liabilities, undiscounted cash flows	4,826	2,729
Trade accounts payable and bills payable, undiscounted cash flow	161,656	200,023
Other payables, undiscounted cash flow	93,623	81,861
Total contractual undiscounted cash flows	308,193	387,916
Between one and two years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	11,753	6,271
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	929	985
Lease liabilities, undiscounted cash flows	15,456	15,676
Total contractual undiscounted cash flows	28,138	22,932
More than 2 years but less than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	60,414	25,189
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	10,109	7,088
Lease liabilities, undiscounted cash flows	43,513	45,008
Total contractual undiscounted cash flows	114,036	77,285
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	7,056	30,543
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	1,428	2,812
Lease liabilities, undiscounted cash flows	254,157	290,539
Total contractual undiscounted cash flows	¥ 262,641	¥ 323,894